INVESTMENTS, ACQUISITIONS AND GOODWILL	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
INVESTMENTS, ACQUISITIONS AND GOODWILL
NOTE 3 - INVESTMENTS, ACQUISITIONS AND GOODWILL

Investments

The Company records its investments using the cost method. If cost exceeds fair value, an impairment loss is recognized unless the impairment is considered temporary.

The Company had total investments of $60,000 as of March 31, 2020 and December 31, 2019, respectively.

2019 Asset Acquisition – Direct Solar LLC/ AI Live Transfers LLC

On May 14, 2019, the Company, via the formation of SDS, completed the acquisition of certain assets of Direct Solar LLC and AI Live Transfers LLC (the “Acquired Assets”). The Company owns Fifty One Percent (51%) of the membership interests of SDS. In connection with the acquisition of these assets the Company issued an aggregate of 156,058,751 shares of common stock. The Company agreed that it shall reinvest into SDS its portion of distributions of Net Cash Flow (as defined in the Operating Agreement of SDS), if any, up to Two Hundred and Fifty Thousand ($250,000) Dollars per quarter, up to a total of Seven Hundred and Fifty Thousand ($750,000) Dollars.  SDS has not made any distributions and no amounts have been reinvested as of March 31, 2020.

The total value of common stock issued for the purchase of the Acquired Assets was $1,966,340 on the issuance date and was allocated to goodwill based on the workforce acquired. The total purchase price for the Acquired Assets was allocated as follows:

Goodwill	$1,966,340
Current assets	-
Current liabilities	-
Total net assets acquired	$1,966,340
The purchase price consists of the following:
Cash	-
Common Stock	1,966,340
Total purchase price	$1,966,340

Total revenue of $1,038,363, net loss of $98,638, and contributed net loss of $50,305 after non-controlling interest related to SDS for the three months ended March 31, 2020 are included in the Company’s accompanying consolidated statement of operations.

Goodwill

The following table presents details of the Company’s goodwill as of March 31, 2020 and December 31, 2019:

SDS
Balances at December 31, 2018:	$-
Aggregate goodwill acquired	1,966,340
Impairment losses	-
Balances at December 31, 2019:	1,966,340
Aggregate goodwill acquired	-
Impairment losses	-
Balances at March 31, 2020:	$1,966,340

The Company periodically reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist. Goodwill and certain intangible assets are assessed annually, or when certain triggering events occur, for impairment using fair value measurement techniques. These events could include a significant change in the business climate, legal factors, a decline in operating performance, competition, sale or disposition of a significant portion of the business, or other factors. Specifically, a goodwill impairment test is used to identify potential impairment by comparing the fair value of a reporting unit with its carrying amount, including goodwill. The Company uses level 3 inputs and a discounted cash flow methodology. A discounted cash flow analysis requires one to make various judgmental assumptions including assumptions about future cash flows, growth rates, and discount rates. The assumptions about future cash flows and growth rates are based on the Company’s budget and long-term plans. Discount rate assumptions are based on an assessment of the risk inherent in the respective reporting units.

The Company used the discounted cash flow method for the impairment testing as of March 31, 2020. The Company performed discounted cash flow analysis projected over four years to estimate the fair value of the reporting unit, using management’s best judgement as to revenue growth rates and expense projections. This analysis indicated cash flows (and discounted cash flows) greater than the book value of goodwill. The Company determined there were no indicators of impairment in goodwill during the three months ended March 31, 2020.

The goodwill as of March 31, 2020 is provisional pending the finalization of the fair valuation of acquired assets.

Proforma Information (unaudited)

SDS

The following unaudited pro forma information presents the consolidated results of the Company’s operations and the results of the acquisition of the Acquired Assets as if the May 14, 2019 acquisition had been consummated on January 1, 2019. Such unaudited pro forma information is based on historical unaudited financial information with respect to the Acquired Assets acquisition and does not include operational or other charges which might have been affected by the Company. The unaudited pro forma information for the three months ended March 31, 2019 presented below is for illustrative purposes only and is not necessarily indicative of the results which would have been achieved or results which may be achieved in the future:

Three Months Ended March 31,
2019
Net revenue	$682,717
Net loss	$(1,274,224)

Investments

The Company records its investments using the cost method. If cost exceeds fair value, an impairment loss is recognized unless the impairment is considered temporary.

The Company had total investments of $60,000 as of December 31, 2019 and 2018, respectively.

Intangible Asset

On August 31, 2017, the Company issued 5,000,000 shares of the Company’s common stock with a fair value of approximately $346,000 in exchange for 1,000,000 WEED tokens, a digital crypto currency, which is reflected as an intangible asset on the accompanying balance sheet at $0 and $0 as of December 31, 2019 and 2018, respectively.

The Company periodically reviews the carrying value of intangible assets not subject to amortization to determine whether impairment may exist. Intangible assets are assessed annually, or when certain triggering events occur, for impairment using fair value measurement techniques. These events could include a significant change in the market for digital crypto currency, or other factors. Specifically, a comparison of our crypto currency to published market rates is used to identify potential impairment. The Company performed this evaluation of our intangible asset as of December 31, 2018 and determined impairment in full of $346,000 was necessary, primarily as a result of recent uncertainties in the crypto currency markets.

2019 Asset Acquisition – Direct Solar LLC/ AI Live Transfers LLC

On May 14, 2019, the Company, via the formation of SDS, completed the acquisition of certain assets of Direct Solar LLC and AI Live Transfers LLC (the “Acquired Assets”). The Company owns Fifty One Percent (51%) of the membership interests of SDS. In connection with the acquisition of these assets the Company issued an aggregate of 156,058,751 shares of common stock. The Company agreed that it shall reinvest into SDS its portion of distributions of Net Cash Flow (as defined in the Operating Agreement of SDS), if any, up to Two Hundred and Fifty Thousand ($250,000) Dollars per quarter, up to a total of Seven Hundred and Fifty Thousand ($750,000) Dollars.

The total value of common stock issued for the purchase of the Acquired Assets was $1,966,340 on the issuance date and was allocated to goodwill based on the workforce acquired. The total purchase price for the Acquired Assets was allocated as follows:

Goodwill	$1,966,340
Current assets	-
Current liabilities	-
Total net assets acquired	$1,966,340
The purchase price consists of the following:
Cash	-
Common Stock	1,966,340
Total purchase price	$1,966,340

Total revenue of $2,031,743, net loss of $239,534, and contributed net loss of $122,162 after non-controlling interest related to SDS from the acquisition date of May 14, 2019 through December 31, 2019 is included in the Company’s accompanying consolidated statement of operations.

ShieldSaver, LLC

On August 31, 2018, the Company acquired a 51% equity stake in ShieldSaver, LLC for $170,000 cash and 6,979,167 shares of the Company’s common stock valued at $216,354. As of December 31, 2018, the total purchase price for ShieldSaver, LLC was allocated as follows:

Goodwill	$400,724
Current assets	19,934
Current liabilities	(34,304)
Total net assets acquired	$386,354
The purchase price consists of the following:
Cash	170,000
Common Stock	216,354
Total purchase price	$386,354

The 2018 acquisition of ShieldSaver LLC contributed approximately $11,000 of revenue and $3,000 of net loss for the year ended December 31, 2018.

Goodwill

The following table presents details of the Company’s goodwill as of December 31, 2019 and December 31, 2018:

	ShieldSaver	JAG	SDS	Total
Balances at December 31, 2017:	$-	$362,261	$-	$362,261
Aggregate goodwill acquired	400,724	-	-	400,724
Impairment losses	(400,724)	(362,261)	-	(762,985)
Balances at December 31, 2018:	-	-	-	-
Aggregate goodwill acquired	-	-	1,966,340	1,966,340
Impairment losses	-	-	-	-
Balances at December 31, 2019:	$-	$-	$1,966,340	$1,966,340

The Company periodically reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist. Goodwill and certain intangible assets are assessed annually, or when certain triggering events occur, for impairment using fair value measurement techniques. These events could include a significant change in the business climate, legal factors, a decline in operating performance, competition, sale or disposition of a significant portion of the business, or other factors. Specifically, a goodwill impairment test is used to identify potential impairment by comparing the fair value of a reporting unit with its carrying amount, including goodwill. The Company uses level 3 inputs and a discounted cash flow methodology. A discounted cash flow analysis requires one to make various judgmental assumptions including assumptions about future cash flows, growth rates, and discount rates. The assumptions about future cash flows and growth rates are based on the Company’s budget and long-term plans. Discount rate assumptions are based on an assessment of the risk inherent in the respective reporting units.

The Company used the discounted cash flow method for the impairment testing as of December 31, 2018. The Company performed discounted cash flow analysis projected over five years to estimate the fair value of the reporting unit, using management’s best judgement as to revenue growth rates and expense projections. This analysis indicated cash flows (and discounted cash flows) less than the book value of goodwill. This analysis factored the recent reduction in revenue and projected revenue compared to the Company’s initial projections. The Company determined these were indicators of impairment in goodwill during the year ended December 31, 2018 and impaired the goodwill by $762,985. The Company determined these were indicators of impairment to the value of goodwill related to ShieldSaver and JAG and recorded an impairment of goodwill in full of $762,985 at December 31, 2018.

The goodwill as of December 31, 2019 is provisional pending the finalization of the fair valuation of acquired assets.

Proforma Information (unaudited)

SDS

The following unaudited pro forma information presents the consolidated results of the Company’s operations and the results of the acquisition of the Acquired Assets as if the May 14, 2019 acquisition had been consummated on January 1, 2019. Such unaudited pro forma information is based on historical unaudited financial information with respect to the Acquired Assets acquisition and does not include operational or other charges which might have been affected by the Company. The unaudited pro forma information for the years ended December 31, 2019 presented below is for illustrative purposes only and is not necessarily indicative of the results which would have been achieved or results which may be achieved in the future:

Year Ended December 31,
2019
Net revenue	$4,098,382
Net loss	$(8,125,411)

ShieldSaver

The following unaudited pro forma information presents the consolidated results of the Company’s operations and the results of the 2018 acquisition as if the 2018 acquisition of ShieldSaver had been consummated on January 1, 2018. Such unaudited pro forma information is based on historical unaudited financial information with respect to the 2018 acquisition and does not include operational or other charges which might have been affected by the Company. The unaudited pro forma information for the year ended December 31, 2018 presented below is for illustrative purposes only and is not necessarily indicative of the results which would have been achieved or results which may be achieved in the future:

Year Ended December 31,
2018
Net revenue	$1,156,072
Net loss	$(8,125,956)